Money Market Funds	12 Months Ended
Dec. 31, 2021
Money Market Funds.
Money Market Funds

3. Money Market Funds

Money market funds included in cash equivalents at December 31, 2021 were $69.5 million. Money market funds included in cash equivalents at December 31, 2020 totaled $3.1 million.

The following table presents money market funds at their level within the fair value hierarchy at December 31, 2020 and 2019 (in thousands).

	Total	Level 1	Level 2	Level 3
December 31, 2021:
Money market funds	$69,487	$69,487	$—	$—

December 31, 2020:
Money market funds	$3,122	$3,122	$—	$—